Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tax-Managed U.S. Marketwide Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Tax-Managed U.S. Marketwide Value Portfolio is to achieve long-term capital appreciation while minimizing federal income taxes on returns. The Tax-Managed U.S. Marketwide Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Tax-Managed U.S. Marketwide Value Series (the “Tax-Managed U.S. Marketwide Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Tax-Managed U.S. Marketwide Value Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Tax-Managed U.S. Marketwide Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Tax-Managed U.S. Marketwide Value Portfolio’s performance. During the most recent fiscal year, the Tax-Managed U.S. Marketwide Value Series’ portfolio turnover rate was 7% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the Tax-Managed U.S. Marketwide Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects the aggregate annual operating expenses of the Tax-Managed U.S. Marketwide Value Portfolio and the Portfolio’s portion of the expenses of the Tax-Managed U.S. Marketwide Value Series.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advisor’s tax management strategies for the Tax-Managed U.S. Marketwide Value Series are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Tax-Managed U.S. Marketwide Value Series with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

The Tax-Managed U.S. Marketwide Value Portfolio pursues its investment objective by investing substantially all of its assets in the Tax-Managed U.S. Marketwide Value Series. The Tax-Managed U.S. Marketwide Value Series, using a market capitalization weighted approach, generally purchases a broad and diverse group of readily marketable securities of U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. company, the greater its representation in the Tax-Managed U.S. Marketwide Value Series. The Advisor may adjust the representation in the Tax-Managed U.S. Marketwide Value Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Tax-Managed U.S. Marketwide Value Series will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, the Advisor considers for purchase by Tax-Managed U.S. Marketwide Value Series securities of companies whose market capitalizations generally fall within the range of total market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor.

The Tax-Managed U.S. Marketwide Value Series and the Tax-Managed U.S. Marketwide Value Portfolio each may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

		The Tax-Managed U.S. Marketwide Value Series may lend its portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Tax-Managed U.S. Marketwide Value Series that owns them, and, in turn, the Tax-Managed U.S. Marketwide Value Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed mutual funds. The Advisor anticipates that performance of the Tax-Managed U.S. Marketwide Value Portfolio may deviate from that of non-tax managed mutual funds.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Tax-Managed U.S. Marketwide Value Series and Tax-Managed U.S. Marketwide Value Portfolio use derivatives, each will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Tax-Managed U.S. Marketwide Value Series may lose money and there may be a delay in recovering the loaned securities. The Tax-Managed U.S. Marketwide Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

		Cyber Security Risk: The Tax-Managed U.S. Marketwide Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of Tax-Managed U.S. Marketwide Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Tax-Managed U.S. Marketwide Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

		The after-tax returns presented in the table for the Tax-Managed U.S. Marketwide Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of Tax-Managed U.S. Marketwide Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://us.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Tax-Managed U.S. Marketwide Value Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Tax-Managed U.S. Marketwide Value Portfolio—Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2008-December 2017
Highest Quarter	Lowest Quarter
24.40% (4/09–6/09)	-27.72% (10/08–12/08)

Performance Table Heading	rr_PerformanceTableHeading	Annualized Returns (%) Periods ending December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the Tax-Managed U.S. Marketwide Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO | Tax-Managed U.S. Marketwide Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.55%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.37%	[1]
1 Year	rr_ExpenseExampleYear01	$ 38
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	208
10 Years	rr_ExpenseExampleYear10	468
1 Year	rr_ExpenseExampleNoRedemptionYear01	38
3 Years	rr_ExpenseExampleNoRedemptionYear03	119
5 Years	rr_ExpenseExampleNoRedemptionYear05	208
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 468
2008	rr_AnnualReturn2008	(41.58%)
2009	rr_AnnualReturn2009	31.07%
2010	rr_AnnualReturn2010	21.57%
2011	rr_AnnualReturn2011	(3.07%)
2012	rr_AnnualReturn2012	22.23%
2013	rr_AnnualReturn2013	40.31%
2014	rr_AnnualReturn2014	9.93%
2015	rr_AnnualReturn2015	(2.74%)
2016	rr_AnnualReturn2016	17.17%
2017	rr_AnnualReturn2017	17.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.72%)
1 Year	rr_AverageAnnualReturnYear01	17.01%
5 Years	rr_AverageAnnualReturnYear05	15.51%
10 Years	rr_AverageAnnualReturnYear10	8.53%
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO | Return After Taxes on Distributions | Tax-Managed U.S. Marketwide Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.70%
5 Years	rr_AverageAnnualReturnYear05	14.78%
10 Years	rr_AverageAnnualReturnYear10	8.04%
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO | Return After Taxes on Distributions and Sale of Portfolio Shares | Tax-Managed U.S. Marketwide Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.65%
5 Years	rr_AverageAnnualReturnYear05	12.43%
10 Years	rr_AverageAnnualReturnYear10	6.89%
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO | Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.19%
5 Years	rr_AverageAnnualReturnYear05	13.95%
10 Years	rr_AverageAnnualReturnYear10	7.19%

[1]	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.